THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 2002.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  6/30/01

Check here if Amendment [X]; Amendment Number: 2
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       August 22, 2002
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $289,682 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                               TITLE OF                        VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                  CLASS              CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

ALBERTO CULVER CO             CL A              013068200      4,145    117,100  SHR          SOLE          117,100     0     0
ALLIANCE SEMICONDUCTOR CORP   COM               01877H100      2,097    174,500  SHR          SOLE          174,500     0     0
ALPINE GROUP INC              COM               020825105        244    152,600  SHR          SOLE          152,600     0     0
AMERICAN GENERAL CORP         COM               026351106     73,149  1,574,800  SHR          SOLE        1,574,800     0     0
CITIZENS COMMUNICATIONS CO    COM               17453B101        452     37,600  SHR          SOLE           37,600     0     0
FIRST UN CORP                 COM               337358105      6,499    186,000  SHR          SOLE          186,000     0     0
GENERAL ELEC CO               COM               369604103     43,875    900,000  SHR          SOLE          900,000     0     0
GEORGIA PAC CORP              COM-TIMBER GRP    373298702      1,691     47,300  SHR          SOLE           47,300     0     0
HONEYWELL INTL INC            COM               438516106     45,424  1,298,200  SHR          SOLE        1,298,200     0     0
IBP INC                       COM               449223106     47,369  1,876,000  SHR          SOLE        1,876,000     0     0
JOHNSON & JOHNSON             COM               478160104        790     15,800  SHR          SOLE           15,800     0     0
MRV COMMUNICATIONS INC        COM               553477100      1,730    185,000  SHR          SOLE          185,000     0     0
NIAGARA MOHAWK HLDGS INC      COM               653520106     18,751  1,060,000  SHR          SOLE        1,060,000     0     0
SEA CONTAINERS LTD            CL A              811371707      5,487    293,100  SHR          SOLE          293,100     0     0
SMITHFIELD FOODS INC          COM               832248108      1,922     47,700  SHR          SOLE           47,700     0     0
SUNTRUST BKS INC              COM               867914103      4,275     66,000  SHR          SOLE           66,000     0     0
TEXACO INC                    COM               881694103      7,739    116,200  SHR          SOLE          116,200     0     0
TYSON FOODS INC               CL A              902494103      8,426    914,900  SHR          SOLE          914,900     0     0
UNITED MICROELECTRONICS CORP  SPONSORED ADR     910873207      1,975    221,900  SHR          SOLE          221,900     0     0
US AIRWAYS GROUP INC          COM               911905107     13,107    539,400  SHR          SOLE          539,400     0     0
VISX INC DEL                  COM               92844S105        532     27,500  SHR          SOLE           27,500     0     0

